Employee Benefit Plans (Significant Unobservable Inputs) (Details) - Pension Benefits U.S. Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	$ 8,750	$ 7,305
Estimated fair value of plan assets at December 31,	8,490	8,750
Corporate
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	2,718
Estimated fair value of plan assets at December 31,	2,983	2,718
Foreign government
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	735
Estimated fair value of plan assets at December 31,	694	735
Other (1)
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	196
Estimated fair value of plan assets at December 31,	361	196
Common stock - domestic
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	951
Estimated fair value of plan assets at December 31,	775	951
Other investments
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	767
Estimated fair value of plan assets at December 31,	806	767
Derivative assets
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	90
Estimated fair value of plan assets at December 31,	104	90
Level 3
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	920
Estimated fair value of plan assets at December 31,	899	920
Level 3 | Corporate
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	80	55
Realized gains (losses)	1	3
Unrealized gains (losses)	(5)	0
Purchases, sales, issuances and settlements, net	8	11
Transfers into and/or out of Level 3	(6)	11
Estimated fair value of plan assets at December 31,	78	80
Level 3 | Foreign government
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	17	10
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Purchases, sales, issuances and settlements, net	1	5
Transfers into and/or out of Level 3	(1)	2
Estimated fair value of plan assets at December 31,	17	17
Level 3 | Other (1)
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	8	19
Realized gains (losses)	0	0
Unrealized gains (losses)	1	0
Purchases, sales, issuances and settlements, net	(1)	(2)
Transfers into and/or out of Level 3	(1)	(9)
Estimated fair value of plan assets at December 31,	7	8
Level 3 | Common stock - domestic
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	0	139
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Purchases, sales, issuances and settlements, net	0	0
Transfers into and/or out of Level 3	0	(139)
Estimated fair value of plan assets at December 31,	0	0
Level 3 | Other investments
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	743	563
Realized gains (losses)	0	(13)
Unrealized gains (losses)	55	114
Purchases, sales, issuances and settlements, net	(76)	(104)
Transfers into and/or out of Level 3	0	183
Estimated fair value of plan assets at December 31,	722	743
Level 3 | Derivative assets
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	72	33
Realized gains (losses)	(11)	(16)
Unrealized gains (losses)	(9)	19
Purchases, sales, issuances and settlements, net	23	34
Transfers into and/or out of Level 3	0	2
Estimated fair value of plan assets at December 31,	$ 75	$ 72